Investments in Associates 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Korea Gas Corporation
Disclosure of associates [line items]
Total assets	₩ 62,424,983	[1]	₩ 43,669,902	[2]
Total liabilities	52,014,243	[1]	34,550,567	[2]
Sales of Associates	51,724,287	[1]	27,520,756	[2]
Profit (loss) for the period of Associates	1,497,008	[1]	950,757	[2]
Korea Electric Power Industrial Development Co., Ltd.
Disclosure of associates [line items]
Total assets	148,112		158,163
Total liabilities	40,946		73,278
Sales of Associates	336,333		312,705
Profit (loss) for the period of Associates	15,434		7,233
YTN Co., Ltd.
Disclosure of associates [line items]
Total assets	364,115		367,950
Total liabilities	107,324		126,062
Sales of Associates	152,187		137,439
Profit (loss) for the period of Associates	7,250		51,044
Gangwon Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	86,758		71,153
Total liabilities	6,029		1,121
Sales of Associates	40,130		19,623
Profit (loss) for the period of Associates	20,163		5,433
Hyundai Green Power Co., Ltd.
Disclosure of associates [line items]
Total assets	773,998		812,287
Total liabilities	360,926		391,754
Sales of Associates	105,374		101,818
Profit (loss) for the period of Associates	5,010		(280)
Korea Power Exchange
Disclosure of associates [line items]
Total assets	311,691		331,640
Total liabilities	36,564		61,912
Sales of Associates	118,501		110,075
Profit (loss) for the period of Associates	1,036		492
Taebaek Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	27,562		30,375
Total liabilities	3,394		3,176
Sales of Associates	7,565		5,744
Profit (loss) for the period of Associates	551		1,588
Taebaek Guinemi Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	44,036		43,411
Total liabilities	28,709		29,985
Sales of Associates	6,793		5,910
Profit (loss) for the period of Associates	1,906		1,371
Pyeongchang Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets			69,939
Total liabilities			48,295
Sales of Associates			10,087
Profit (loss) for the period of Associates			1,537
Daeryun Power Co., Ltd.
Disclosure of associates [line items]
Total assets	1,201,510		757,157
Total liabilities	799,370		476,152
Sales of Associates	472,211		188,193
Profit (loss) for the period of Associates	4,999		(10,232)
Changjuk Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets			29,539
Total liabilities			1,690
Sales of Associates			6,213
Profit (loss) for the period of Associates			3,265
KNH Solar Co., Ltd.
Disclosure of associates [line items]
Total assets	13,584		13,859
Total liabilities	2,905		5,423
Sales of Associates	4,348		3,222
Profit (loss) for the period of Associates	2,173		805
SPC Power Corporation
Disclosure of associates [line items]
Total assets	254,951		242,058
Total liabilities	26,417		18,535
Sales of Associates	80,630		54,042
Profit (loss) for the period of Associates	25,614		35,441
Gemeng International Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	7,796,180		8,151,333
Total liabilities	5,460,183		5,976,164
Sales of Associates	3,183,398		2,511,377
Profit (loss) for the period of Associates	11,637		(404,570)
PT. Cirebon Electric Power
Disclosure of associates [line items]
Total assets	691,311		697,614
Total liabilities	199,987		254,089
Sales of Associates	287,261		273,650
Profit (loss) for the period of Associates	53,730		39,965
KNOC Nigerian East Oil Co., Ltd.
Disclosure of associates [line items]
Total assets	26,491		24,693
Total liabilities	109,974		102,722
Sales of Associates	0		0
Profit (loss) for the period of Associates	(72)		(99)
KNOC Nigerian West Oil Co., Ltd.
Disclosure of associates [line items]
Total assets	28,537		26,625
Total liabilities	105,292		98,360
Sales of Associates	0		0
Profit (loss) for the period of Associates	(72)		(99)
PT Wampu Electric Power
Disclosure of associates [line items]
Total assets	209,815		209,172
Total liabilities	127,764		132,917
Sales of Associates	21,773		20,294
Profit (loss) for the period of Associates	12,713		7,102
PT. Bayan Resources TBK
Disclosure of associates [line items]
Total assets	4,994,538		2,884,474
Total liabilities	2,518,129		743,452
Sales of Associates	6,076,844		3,264,057
Profit (loss) for the period of Associates	3,042,123		1,456,893
S-Power Co., Ltd.
Disclosure of associates [line items]
Total assets	937,067		856,963
Total liabilities	646,411		603,519
Sales of Associates	1,091,425		608,259
Profit (loss) for the period of Associates	37,104		24,998
Pioneer Gas Power Limited
Disclosure of associates [line items]
Total assets	271,340		282,577
Total liabilities	477,127		438,366
Sales of Associates	0		0
Profit (loss) for the period of Associates	(46,290)		(36,864)
Eurasia Energy Holdings
Disclosure of associates [line items]
Total assets	648		606
Total liabilities	1,156		1,082
Sales of Associates	0		0
Profit (loss) for the period of Associates	0		0
Xe-Pian Xe-Namnoy Power Co., Ltd.
Disclosure of associates [line items]
Total assets	1,371,292		1,321,406
Total liabilities	904,907		947,430
Sales of Associates	174,693		161,686
Profit (loss) for the period of Associates	61,020		76,996
PT. Mutiara Jawa
Disclosure of associates [line items]
Total assets	26,024		24,355
Total liabilities	13,622		15,498
Sales of Associates	15,421		10,958
Profit (loss) for the period of Associates	4,912		2,835
Samcheok Eco Materials Co., Ltd.
Disclosure of associates [line items]
Total assets	24,952		26,545
Total liabilities	1,609		1,854
Sales of Associates	11,907		14,281
Profit (loss) for the period of Associates	(1,127)		1,237
Noeul Green Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	82,611		109,354
Total liabilities	101,472		96,222
Sales of Associates	23,493		36,029
Profit (loss) for the period of Associates	(31,970)		(1,269)
Goseong Green Power Co., Ltd.
Disclosure of associates [line items]
Total assets	5,518,258		5,483,090
Total liabilities	4,516,607		4,508,569
Sales of Associates	1,999,825		988,933
Profit (loss) for the period of Associates	26,981		124,639
Gangneung Eco Power Co., Ltd.
Disclosure of associates [line items]
Total assets	4,907,872		4,001,681
Total liabilities	4,900,408		3,851,537
Sales of Associates	435,755		0
Profit (loss) for the period of Associates	(142,387)		(4,188)
Shin Pyeongtaek Power Co., Ltd.
Disclosure of associates [line items]
Total assets	1,203,406		1,028,028
Total liabilities	839,568		764,551
Sales of Associates	957,062		653,117
Profit (loss) for the period of Associates	100,554		57,202
Haeng Bok Do Si Photovoltaic Power Co., Ltd.
Disclosure of associates [line items]
Total assets	1,788		1,823
Total liabilities	802		1,033
Sales of Associates	558		426
Profit (loss) for the period of Associates	200		46
Dongducheon Dream Power Co., Ltd.
Disclosure of associates [line items]
Total assets	1,521,089		1,398,244
Total liabilities	1,219,018		1,139,521
Sales of Associates	2,240,175		750,127
Profit (loss) for the period of Associates	43,072		(16,685)
Jinbhuvish Power Generation Pvt. Ltd.
Disclosure of associates [line items]
Total assets	60,477		62,926
Total liabilities	12,489		12,995
Sales of Associates	0		0
Profit (loss) for the period of Associates	0		0
Daejung Offshore Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	5,350		5,321
Total liabilities	2,013		1,664
Sales of Associates	0		0
Profit (loss) for the period of Associates	(228)		(149)
GS Donghae Electric Power Co., Ltd.
Disclosure of associates [line items]
Total assets	2,130,287		2,149,060
Total liabilities	1,365,156		1,432,083
Sales of Associates	1,053,112		760,323
Profit (loss) for the period of Associates	46,226		44,035
Daegu Photovoltaic Co., Ltd.
Disclosure of associates [line items]
Total assets	13,254		13,046
Total liabilities	3,431		4,970
Sales of Associates	4,755		3,519
Profit (loss) for the period of Associates	2,914		1,621
Busan Green Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	168,588		163,016
Total liabilities	153,432		145,664
Sales of Associates	72,290		45,088
Profit (loss) for the period of Associates	(7,409)		(10,843)
Gunsan Bio Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	8,397		8,503
Total liabilities	29,524		28,981
Sales of Associates	0		0
Profit (loss) for the period of Associates	(649)		(1,496)
Korea Electric Vehicle Charging Service
Disclosure of associates [line items]
Total assets			13,351
Total liabilities			6,207
Sales of Associates			13,808
Profit (loss) for the period of Associates			(1,022)
Hansuwon KNP Co., Ltd. (formerly, Korea Nuclear Partners Co., Ltd.)
Disclosure of associates [line items]
Total assets	1,887		1,409
Total liabilities	368		100
Sales of Associates	2,149		836
Profit (loss) for the period of Associates	210		64
Korea Electric Power Corporation Fund
Disclosure of associates [line items]
Total assets	29,530		49,150
Total liabilities	130		237
Sales of Associates	8,034		9,773
Profit (loss) for the period of Associates	7,854		9,534
Energy Infra Asset Management Co., Ltd.
Disclosure of associates [line items]
Total assets	12,874		11,196
Total liabilities	918		426
Sales of Associates	4,954		4,703
Profit (loss) for the period of Associates	1,354		1,306
Daegu clean Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	368		368
Total liabilities	324		324
Sales of Associates	0		0
Profit (loss) for the period of Associates	(1)		(1)
YaksuESS Co., Ltd.
Disclosure of associates [line items]
Total assets			6,999
Total liabilities			4,535
Sales of Associates			1,715
Profit (loss) for the period of Associates			903
YaksuESS Co., Ltd
Disclosure of associates [line items]
Total assets	5,984
Total liabilities	4,314
Sales of Associates	851
Profit (loss) for the period of Associates	(146)
Nepal Water & Energy Development Company Private Limited
Disclosure of associates [line items]
Total assets	241,061		153,184
Total liabilities	141,199		58,545
Sales of Associates	70,923		0
Profit (loss) for the period of Associates	(1,364)		(642)
Gwangyang Green Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	170,390		128,375
Total liabilities	45,260		1,136
Sales of Associates	0		0
Profit (loss) for the period of Associates	(1,923)		(688)
PND Solar Co., Ltd.
Disclosure of associates [line items]
Total assets	36,174		37,152
Total liabilities	31,868		33,444
Sales of Associates	5,940		5,078
Profit (loss) for the period of Associates	217		(128)
Hyundai Eco Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	181,566		186,309
Total liabilities	142,533		158,111
Sales of Associates	29,209		25,762
Profit (loss) for the period of Associates	10,270		6,921
YeongGwang Yaksu Wind Electric Co., Ltd.
Disclosure of associates [line items]
Total assets	40,712		40,484
Total liabilities	39,924		41,176
Sales of Associates	6,628		7,066
Profit (loss) for the period of Associates	1,480		(914)
Green Energy Electricity Generation Co., Ltd.
Disclosure of associates [line items]
Total assets	75,033		75,664
Total liabilities	72,300		72,442
Sales of Associates	1,404		2,796
Profit (loss) for the period of Associates	(488)		(58)
Korea Energy Solutions Co., Ltd.
Disclosure of associates [line items]
Total assets	843		654
Total liabilities	377		40
Sales of Associates	437		228
Profit (loss) for the period of Associates	(185)		(347)
ITR Co., Ltd.
Disclosure of associates [line items]
Total assets	446		529
Total liabilities	472		372
Sales of Associates	188		135
Profit (loss) for the period of Associates	(190)		(29)
Structure test network Co., Ltd.
Disclosure of associates [line items]
Total assets	1,948		1,665
Total liabilities	383		400
Sales of Associates	732		1,451
Profit (loss) for the period of Associates	202		1,134
Namjeongsusang Solar Power Operation Co., Ltd.
Disclosure of associates [line items]
Total assets	55,616		56,376
Total liabilities	53,261		54,104
Sales of Associates	7,724		7,095
Profit (loss) for the period of Associates	83		(1,280)
Indeck Niles Development, LLC
Disclosure of associates [line items]
Total assets	1,178,303		1,051,557
Total liabilities	762,139		729,078
Sales of Associates	302,041		0
Profit (loss) for the period of Associates	(22,541)		(25,184)
Indeck Niles Asset Management, LLC
Disclosure of associates [line items]
Total assets	299		347
Total liabilities	16		13
Sales of Associates	1,863		2,232
Profit (loss) for the period of Associates	1,136		1,135
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1
Disclosure of associates [line items]
Total assets	14,356		14,778
Total liabilities	210		211
Sales of Associates	826		848
Profit (loss) for the period of Associates	796		815
Suwon New Power Co., Ltd.
Disclosure of associates [line items]
Total assets	2,142		1,997
Total liabilities	164		30
Sales of Associates	0		0
Profit (loss) for the period of Associates	11		2
KPGE Inc.
Disclosure of associates [line items]
Total assets			1,086
Total liabilities			20
Sales of Associates			709
Profit (loss) for the period of Associates			77
Gwangbaek Solar Power Investment Co., Ltd.
Disclosure of associates [line items]
Total assets	307,864		320,001
Total liabilities	296,915		309,796
Sales of Associates	10,270		14,615
Profit (loss) for the period of Associates	743		125
Go deok Clean Energy Co., Ltd
Disclosure of associates [line items]
Total assets	71,431		65,566
Total liabilities	60,382		54,811
Sales of Associates	0		0
Profit (loss) for the period of Associates	(1,101)		(2,482)
SureDataLab Co., Ltd.
Disclosure of associates [line items]
Total assets	879		612
Total liabilities	140		79
Sales of Associates	938		733
Profit (loss) for the period of Associates	203		205
SEP Co., Ltd.
Disclosure of associates [line items]
Total assets	38		132
Total liabilities	103		100
Sales of Associates	0		0
Profit (loss) for the period of Associates	(98)		(2)
Hankook Electric Power Information Co., Ltd.
Disclosure of associates [line items]
Total assets	2,334		1,512
Total liabilities	997		876
Sales of Associates	1,797		1,887
Profit (loss) for the period of Associates	392		229
Tronix Co., Ltd.
Disclosure of associates [line items]
Total assets	2,880		1,002
Total liabilities	2,354		455
Sales of Associates	1,938		2,228
Profit (loss) for the period of Associates	(226)		89
O2&B Global Co., Ltd.
Disclosure of associates [line items]
Total assets	419		231
Total liabilities	238		54
Sales of Associates	220		345
Profit (loss) for the period of Associates	5		3
Muan Sunshine Solar Power Plant Co., Ltd.
Disclosure of associates [line items]
Total assets	142,911		142,858
Total liabilities	132,573		138,987
Sales of Associates	19,591		15,582
Profit (loss) for the period of Associates	6,467		(156)
Bigeum Resident Photovoltaic Power Co., Ltd.
Disclosure of associates [line items]
Total assets	107,690		22,159
Total liabilities	109,229		23,158
Sales of Associates	0		0
Profit (loss) for the period of Associates	(537)		(608)
Goesan Solar Park Co., Ltd.
Disclosure of associates [line items]
Total assets	52,235		52,443
Total liabilities	43,299		45,799
Sales of Associates	7,642		6,388
Profit (loss) for the period of Associates	2,292		836
Saemangeum Heemang Photovoltaic Co., Ltd.
Disclosure of associates [line items]
Total assets	160,695		157,298
Total liabilities	125,635		130,158
Sales of Associates	29,543		902
Profit (loss) for the period of Associates	6,481		(2,237)
Bitgoel Eco Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	85,236		51,471
Total liabilities	66,987		36,450
Sales of Associates	10,054		0
Profit (loss) for the period of Associates	3,229		(900)
Jeju Gimnyeong Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	63,471		65,754
Total liabilities	60,564		62,716
Sales of Associates	12,231		6,915
Profit (loss) for the period of Associates	(130)		(2,085)
Seoroseoro Sunny Power Plant Co., Ltd.
Disclosure of associates [line items]
Total assets	7,015		5,833
Total liabilities	5,045		4,186
Sales of Associates	1,157		469
Profit (loss) for the period of Associates	247		36
Muan Solar Park Co., Ltd.
Disclosure of associates [line items]
Total assets	225,894		226,920
Total liabilities	188,329		198,132
Sales of Associates	36,081		30,990
Profit (loss) for the period of Associates	11,339		8,639
YuDang Solar Co., Ltd.
Disclosure of associates [line items]
Total assets	22,073		22,430
Total liabilities	19,144		19,604
Sales of Associates	3,997		3,452
Profit (loss) for the period of Associates	957		626
Anjwa Smart Farm & Solar City Co., Ltd.
Disclosure of associates [line items]
Total assets	278,806		278,981
Total liabilities	239,581		249,143
Sales of Associates	42,477		37,691
Profit (loss) for the period of Associates	9,672		5,996
Daewon Green Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	141,974		131,218
Total liabilities	124,460		116,100
Sales of Associates	45,095		18
Profit (loss) for the period of Associates	4,037		(130)
G.GURU Co., Ltd.
Disclosure of associates [line items]
Total assets	1,228		1,644
Total liabilities	12		8
Sales of Associates	478		58
Profit (loss) for the period of Associates	(423)		(346)
UD4M Co., Ltd.
Disclosure of associates [line items]
Total assets	1,322		1,359
Total liabilities	197		205
Sales of Associates	1,109		1,004
Profit (loss) for the period of Associates	59		196
Dongbu Highway Solar Co., Ltd.
Disclosure of associates [line items]
Total assets	17,935		18,794
Total liabilities	16,426		17,721
Sales of Associates	2,901		2,394
Profit (loss) for the period of Associates	439		163
Seobu Highway Solar Co., Ltd.
Disclosure of associates [line items]
Total assets	18,236		19,828
Total liabilities	16,655		18,384
Sales of Associates	3,052		2,647
Profit (loss) for the period of Associates	138		315
Korea Energy Data Co., Ltd.
Disclosure of associates [line items]
Total assets	339		238
Total liabilities	128		27
Sales of Associates	308		86
Profit (loss) for the period of Associates	5		6
Gangneung Sacheon Fuel Cell Co., Ltd.
Disclosure of associates [line items]
Total assets	108,688		2,758
Total liabilities	98,470		3
Sales of Associates	0		0
Profit (loss) for the period of Associates	(2,720)		(123)
Kosture Co., Ltd.
Disclosure of associates [line items]
Total assets	180		150
Total liabilities	24		26
Sales of Associates	293		166
Profit (loss) for the period of Associates	32		11
Digital Innovation Growth Fund
Disclosure of associates [line items]
Total assets			12,857
Total liabilities			0
Sales of Associates			4
Profit (loss) for the period of Associates			(143)
Taebaek Gadeoksan Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	197,944		166,172
Total liabilities	139,004		124,570
Sales of Associates	31,534		22,773
Profit (loss) for the period of Associates	19,406		8,732
Chuncheon Green Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	159,151		4,901
Total liabilities	138,925		20
Sales of Associates	0		0
Profit (loss) for the period of Associates	(858)		(101)
Yeomsubong Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	4,369		400
Total liabilities	2,829		396
Sales of Associates	0		0
Profit (loss) for the period of Associates	(859)		(17)
Yeongyang Wind Power Corporation II
Disclosure of associates [line items]
Total assets	104,821		28,972
Total liabilities	86,984		9,456
Sales of Associates	0		0
Profit (loss) for the period of Associates	(1,678)		(1,233)
Haeparang Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	19,394		9,566
Total liabilities	10,721		681
Sales of Associates	0		0
Profit (loss) for the period of Associates	(211)		(2)
Saemangeum Sebit Power Plant Co., Ltd.
Disclosure of associates [line items]
Total assets	167,822		105,259
Total liabilities	131,383		96,963
Sales of Associates	23,159		0
Profit (loss) for the period of Associates	7,742		₩ (190)
Boulder Solar III, LLC
Disclosure of associates [line items]
Total assets	1,896
Total liabilities	0
Sales of Associates	0
Profit (loss) for the period of Associates	0
PlatformN. Co., Ltd
Disclosure of associates [line items]
Total assets	379
Total liabilities	94
Sales of Associates	486
Profit (loss) for the period of Associates	(70)
PT. Cirebon Energi Prasarana
Disclosure of associates [line items]
Total assets	3,361,288
Total liabilities	2,670,941
Sales of Associates	319,986
Profit (loss) for the period of Associates	36,451
Green Radiation Co., Ltd
Disclosure of associates [line items]
Total assets	111
Total liabilities	34
Sales of Associates	89
Profit (loss) for the period of Associates	(93)
Future Convergence Technology Laboratory. Co., Ltd
Disclosure of associates [line items]
Total assets	551
Total liabilities	302
Sales of Associates	9
Profit (loss) for the period of Associates	(130)
SC E&G. Co,. Ltd
Disclosure of associates [line items]
Total assets	1,199
Total liabilities	131
Sales of Associates	1,048
Profit (loss) for the period of Associates	609
Wang San Engineering. Co,. Ltd
Disclosure of associates [line items]
Total assets	1,275
Total liabilities	447
Sales of Associates	754
Profit (loss) for the period of Associates	499
ACE
Disclosure of associates [line items]
Total assets	100
Total liabilities	0
Sales of Associates	0
Profit (loss) for the period of Associates	0
Environment and Energy Co., Ltd
Disclosure of associates [line items]
Total assets	93
Total liabilities	0
Sales of Associates	0
Profit (loss) for the period of Associates	(7)
Santiago Solar Power SpA
Disclosure of associates [line items]
Total assets	56,138
Total liabilities	29,390
Sales of Associates	0
Profit (loss) for the period of Associates	(2,943)
Yanggu Floating Photovoltaic Power Plant Inc
Disclosure of associates [line items]
Total assets	3,115
Total liabilities	0
Sales of Associates	0
Profit (loss) for the period of Associates	₩ 0

[1]	The profit for the year ended December 31, 2022 is reduced by the associate entity’s net income (loss) attributable to non-controlling interests.
[2]	The profit for the year ended December 31, 2021 is reduced by the associate entity’s net income (loss) attributable to non-controlling interests.